497(e)
                                                                       333-64751

AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 25, 2004 TO THE MAY 1, 2004 PROSPECTUS FOR THE EQUITABLE ACCUMULATOR(R) PLUS(SM)
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated May 1, 2004 as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


A.   NEW VARIABLE INVESTMENT OPTIONS

On or about October 25, 2004, subject to regulatory approval, we anticipate making available the following six new variable investment options. These options invest in corresponding portfolios of EQ Advisors Trust. AXA Equitable serves as the investment manager of EQ Advisors Trust.


------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                Portfolio Objective                                          Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE EQUITY          Seeks long-term capital appreciation.                        o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE EQUITY INCOME   Seeks a combination of growth and income to achieve an       o Boston Advisors, Inc.
                              above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE GROWTH          Seeks to achieve capital appreciation.                       o Montag & Caldwell, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE GROWTH AND      Seeks to achieve total return through capital appreciation   o UBS Global Asset Management
 INCOME                       with income as a secondary consideration.                      (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE SMALL COMPANY   Seeks to achieve capital appreciation.                       o William D. Witter, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE SMALL COMPANY   Seeks to maximize capital appreciation.                      o Gabelli Asset Management Company
 VALUE
------------------------------------------------------------------------------------------------------------------------------------

B.   FEE TABLE

The following is under "Portfolio operating expenses expressed as an annual percentage of daily net assets:"


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Total
                                                                                       Annual      Fee Waivers
                                                                       Underlying     Expenses       and/or
                                                                       Portfolio      (Before       Expense         Net
                                   Management     12b-1     Other      Fees and       Expense      Reimburse-   Total Annual
 Portfolio Name                      Fees         Fees    Expenses     Expenses      Limitation)      ments*       Expenses
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                 0.80%         0.25%     0.09%        N/A           1.14%          0.00%       1.14%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          0.75%         0.25%     0.28%        N/A           1.28%         (0.23)%      1.05%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth                 0.75%         0.25%     0.09%        N/A           1.09%          0.00%       1.09%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      0.75%         0.25%     0.23%        N/A           1.23%         (0.18)%      1.05%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   1.00%         0.25%     0.18%        N/A           1.43%         (0.13)%      1.30%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    0.80%         0.25%     0.08%        N/A           1.13%          0.00%       1.13%
------------------------------------------------------------------------------------------------------------------------------------

Expenses of the portfolio are based on the expenses of the portfolio's predecessor for the last fiscal year restated to reflect current fees.


* The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.0%" indicates that the expense limitation did not result in a waiver fee reimbursement. The Manager has entered into expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2005. Under these agreements, the Manager has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements.


IM-04-16 Supp (10/04)                                           134238 (10/04)
Accum Non-04/New Biz                                                    x00813

C.   EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Living Benefit with the enhanced death benefit that provides for the greater of the 6% Roll-up or the Annual Ratchet to age 85 and Protection Plus) would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purposes of this example of $1.60 per $10,000. Some of these features may not be available or may be different under your contract. The tables take into account the maximum fees and charges applicable to all contracts to which this Supplement applies, including any optional benefits charges, which may or may not be available under your contract.

The fixed maturity options and guaranteed interest option are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and guaranteed interest option. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-----------------------------------------------------------------------------------------------------
                                                If you surrender your contract at the
                                                  end of the applicable time period
-----------------------------------------------------------------------------------------------------
                                        1 yr          3 yrs          5 yrs          10 yrs
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                 $ 1,244.52     $ 2,063.56     $ 2,924.56     $ 4,926.57
-----------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          $ 1,259.77     $ 2,108.23     $ 2,996.96     $ 5,059.66
-----------------------------------------------------------------------------------------------------
EQ/Enterprise Growth                 $ 1,239.12     $ 2,047.63     $ 2,898.64     $ 4,878.60
-----------------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      $ 1,254.31     $ 2,092.28     $ 2,971.15     $ 5,012.35
-----------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $ 1,276.15     $ 2,155.98     $ 3,074.07     $ 5,200.10
-----------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $ 1,243.44     $ 2,060.38     $ 2,919.38     $ 4,917.00
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 If you do not surrender
                                                                                                    your contract at
                                                If you annuitize at the end of the              the end of the applicable
                                                      applicable time period                           time period
-----------------------------------------------------------------------------------------------------------------------------------
                                       1 yr         3 yrs          5 yrs          10 yrs         1 yr         3 yrs
-----------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                 $ 794.52     $ 1,713.56     $ 2,674.56     $ 5,276.57     $ 444.52     $ 1,363.56
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          $ 809.77     $ 1,758.23     $ 2,746.96     $ 5,409.66     $ 459.77     $ 1,408.23
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth                 $ 789.12     $ 1,697.63     $ 2,648.64     $ 5,228.60     $ 439.12     $ 1,347.63
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      $ 804.31     $ 1,742.28     $ 2,721.15     $ 5,362.35     $ 454.31     $ 1,392.28
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $ 826.15     $ 1,805.98     $ 2,824.07     $ 5,550.10     $ 476.15     $ 1,455.98
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $ 793.44     $ 1,710.38     $ 2,669.38     $ 5,267.00     $ 443.44     $ 1,360.38
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                         If you do not surrender
                                              your contract at
                                        the end of the applicable
                                              time period
--------------------------------------------------------------------------------
                                       5 yrs          10 yrs
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Enterprise Equity                 $ 2,324.56     $ 4,926.57
--------------------------------------------------------------------------------
EQ/Enterprise Equity Income          $ 2,396.96     $ 5,059.66
--------------------------------------------------------------------------------
EQ/Enterprise Growth                 $ 2,298.64     $ 4,878.60
--------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      $ 2,371.15     $ 5,012.35
--------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $ 2,474.07     $ 5,200.10
--------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $ 2,319.38     $ 4,917.00
--------------------------------------------------------------------------------

D.   HYPOTHETICAL ILLUSTRATION


VARIABLE DEFERRED ANNUITY
ACCUMULATOR PLUS
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
  GREATER OF 6% ROLL-UP OR THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH
     BENEFIT
  PROTECTION PLUS
  LIVING BENEFIT



                                                        Greater of 6% Roll
                                                                up
                                                         to age 85 or the
                                                              Annual
                                                         Ratchet to age 85
                                                            Guaranteed
                                                           Minimum Death
                    Account Value        Cash Value           Benefit
                 ------------------- ------------------ -------------------
        Contract
  Age     Year       0%        6%       0%        6%        0%        6%
------ --------- --------- --------- -------- --------- --------- ---------
  60        1     104,000  104,000    96,000    96,000   104,000  104,000
  61        2      99,090  105,308    91,090    97,308   110,240  110,240
  62        3      94,270  106,570    87,270    99,570   116,854  116,854
  63        4      89,532  107,780    82,532   100,780   123,866  123,866
  64        5      84,869  108,931    78,869   102,931   131,298  131,298
  65        6      80,271  110,017    75,271   105,017   139,175  139,175
  66        7      75,732  111,030    71,732   107,030   147,526  147,526
  67        8      71,244  111,962    68,244   108,962   156,378  156,378
  68        9      66,797  112,805    66,797   112,805   165,760  165,760
  69       10      62,385  113,551    62,385   113,551   175,706  175,706
  74       15      40,477  115,446    40,477   115,446   235,134  235,134
  79       20      18,021  113,123    18,021   113,123   314,662  314,662
  84       25           0  104,511         0   104,511         0  421,089
  89       30           0  101,372         0   101,372         0  446,355
  94       35           0  100,775         0   100,775         0  446,355
  95       36           0  100,646         0   100,646         0  446,355



                              Lifetime Annual Living Benefit
           Total Death     ------------------------------------
          Benefit with         Guaranteed       Hypothetical
         Protection Plus         Income            Income
       ------------------- ------------------ -----------------
  Age      0%        6%        0%       6%        0%       6%
------ --------- --------- --------- -------- --------- -------
  60    104,000  104,000      N/A      N/A       N/A      N/A
  61    114,336  114,336      N/A      N/A       N/A      N/A
  62    123,596  123,596      N/A      N/A       N/A      N/A
  63    133,412  133,412      N/A      N/A       N/A      N/A
  64    143,817  143,817      N/A      N/A       N/A      N/A
  65    154,846  154,846      N/A      N/A       N/A      N/A
  66    166,536  166,536      N/A      N/A       N/A      N/A
  67    178,929  178,929      N/A      N/A       N/A      N/A
  68    192,064  192,064      N/A      N/A       N/A      N/A
  69    205,988  205,988      N/A      N/A       N/A      N/A
  74    289,188  289,188    14,837   14,837    14,837   14,837
  79    400,527  400,527    21,208   21,208    21,208   21,208
  84          0  514,506         0   36,214         0   36,214
  89          0  539,771      N/A      N/A       N/A      N/A
  94          0  539,771      N/A      N/A       N/A      N/A
  95          0  539,771      N/A      N/A       N/A      N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


E.   CHANGES OF OWNERSHIP

1. For NQ contracts only, in "Determining your contract's value," under "Termination of your contract," the following paragraph is added after the last paragraph in this section:

   Subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Living Benefit option and/or Protection Plus death benefit ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. However the Benefit will not terminate if the ownership of the contract is transferred to
   (i) a family member (as defined in the contract), (ii) a trust created for the benefit of a family member or members (iii) a trust qualified under section 501(c) of the Internal Revenue Code; or (iv) a successor by operation of law, such as an executor or guardian. Please speak with your financial professional for further information.

2. In "Contract features and benefits," please note the following changes:

   (i) Under "Living Benefit option," the following paragraph is added after the end of the second paragraph:

        If you elect the Living Benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Determining your contract`s value," under "Termination of your contract," later in this Prospectus for more information.

   (ii) Under "Guaranteed minimum death benefit," the following paragraph is added after the second paragraph:

     If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. See "Determining your contract`s value," under "Termination of your contract," later in this Prospectus for more information.









                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

4